SUPPLEMENT DATED MAY 24, 2019 TO THE FOLLOWING

PROSPECTUSES (AS SUPPLEMENTED) DATED MAY 1, 2019

New York Life Complete Access Variable Annuity	New York Life Premier Variable Annuity
New York Life Complete Access Variable Annuity II	New York Life Premier Variable Annuity II
New York Life Elite Variable Annuity	New York Life Premier Plus Variable Annuity
New York Life Essentials Variable Annuity	New York Life Premier Plus Variable Annuity II
New York Life Flexible Premium Variable Annuity	New York Life Premier Variable Annuity – FP Series
New York Life Flexible Premium Variable Annuity II	New York Life Premium Plus Variable Annuity
New York Life Flexible Premium Variable Annuity III	New York Life Premium Plus II Variable Annuity
New York Life Income Plus Variable Annuity	New York Life Premium Plus Elite Variable Annuity
New York Life Income Plus Variable Annuity II	New York Life Variable Annuity

TO THE FOLLOWING PROSPECTUS DATED MAY 1, 2016

New York Life Access Variable Annuity

TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2009

New York Life Longevity Benefit Variable Annuity	New York Life Select Variable Annuity

TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2008

New York Life (formerly MainStay) Access Variable Annuity	New York Life (formerly MainStay) Premium Plus Variable Annuity
New York Life (formerly MainStay) Plus Variable Annuity	New York Life (formerly MainStay) Premium Plus II Variable Annuity
New York Life (formerly MainStay) Plus II Variable Annuity	New York Life (formerly MainStay) Select Variable Annuity

INVESTING IN THE FOLLOWING SEPARATE ACCOUNTS

NYLIAC Variable Annuity Separate Account-I	NYLIAC Variable Annuity Separate Account-III
NYLIAC Variable Annuity Separate Account-II	NYLIAC Variable Annuity Separate Account-IV

This supplement revises and, to the extent inconsistent therewith, replaces information contained in the prospectuses (the “Prospectuses”) for the variable annuity policies offered through the separate accounts listed above. You should read this information carefully and retain this supplement for future reference together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.

This supplement describes the following changes to the (i) MainStay VP T. Rowe Price Equity Income portfolio (the “MSVP Portfolio”), (ii) MFS International Value Portfolio (the “MFS Portfolio”) and (iii) the Dreyfus IP Technology Growth Portfolio (the “Dreyfus Portfolio”), as applicable to your Prospectus.

1.	On May 1, 2019, the following changes will be made to the MSVP Portfolio:

The following will replace the existing entry, as applicable, in the table showing “Annual Portfolio Company Operating Expenses”:

Fund	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Fund Annual Expense	Fee Waiver And/Or Expense Reimbursement	Total Fund Annual Expense After Fee Waiver and/or Expense Reimbursement
MainStay VP T. Rowe Price Equity Income – Initial Class	0.72%	0.00%	0.03%	1.00%	(--)	0.75%
MainStay VP T. Rowe Price Equity Income – Service Class	0.72%	0.25%	0.03%	1.00%	(--)	1.00%

2.	On June 1, 2019, the following change will be made to the MFS Portfolio:

Portfolio Name Change. The MFS Portfolio will be renamed MFS International Intrinsic Value Portfolio.

3.	On or about June 3, 2019, the following changes will be made to the Dreyfus Portfolio:

i.	Portfolio Name Change. The Dreyfus Portfolio will be renamed BNY Mellon IP Technology Growth Portfolio.

ii.	Investment Adviser Name Change. The Dreyfus Corporation will be renamed BNY Mellon Investment Adviser, Inc.

iii.	Fund Name Change. Dreyfus Investment Portfolios will be renamed BNY Mellon Investment Portfolios.

All changes to the MSVP Portfolio, the MFS Portfolio and the Dreyfus Portfolio, in the applicable Prospectuses, will be deleted and replaced with the noted changes, as applicable.

New York Life Insurance and Annuity Corporation (a Delaware Corporation)

51 Madison Avenue, New York, New York 10010